CONSOLIDATED BALANCE SHEETS - USD ($) $ in Thousands	Dec. 31, 2020	Dec. 31, 2019
CURRENT ASSETS:
Cash and cash equivalents (Note 2(e))	$ 62,909	$ 107,288
Accounts receivable, trade	5,235	7,862
Due from related parties	1,196	23
Inventories (Note 2(g))	4,717	5,526
Prepaid expenses and other assets	7,243	9,210
Vessel held for sale (Note 4)	23,361	7,130
Total current assets	104,661	137,039
FIXED ASSETS:
Vessels, net (Note 4)	716,178	882,297
Property and equipment, net (Note 5)	21,704	22,077
Total fixed assets	737,882	904,374
OTHER NON-CURRENT ASSETS:
Restricted cash (Notes 2(e) and 6)	20,000	21,000
Investments in related parties (Notes 2(v,x) and 3)	0	1,680
Other non-current assets	719	2,941
Deferred charges, net (Notes 2(m) and 4)	9,148	4,246
Total assets	872,410	1,071,280
CURRENT LIABILITIES:
Current portion of long-term debt, net of deferred financing costs, current (Note 6)	39,217	40,205
Accounts payable, trade and other	8,558	11,394
Due to related parties (Note 3)	484	85
Accrued liabilities	10,488	11,268
Deferred revenue (Note 2(p))	2,842	2,532
Total current liabilities	61,589	65,484
Long-term debt, net of current portion and deferred financing costs, non-current (Note 6)	381,097	434,746
Other non-current liabilities	1,154	986
Commitments and contingencies (Note 7)	0	0
STOCKHOLDERS' EQUITY:
Preferred stock (Note 8(a))	26	26
Common stock, $0.01 par value; 200,000,000 shares authorized and 91,193,339 and 103,764,351 issued and outstanding at December 31, 2019 and 2018, respectively (Note 8(b))	893	912
Additional paid-in capital	1,020,164	1,021,633
Accumulated other comprehensive income	69	109
Accumulated deficit	(592,582)	(452,616)
Total stockholders' equity	428,570	570,064
Total liabilities and stockholders' equity	$ 872,410	$ 1,071,280